Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (including $1,606, $1,311 and $0 respectively, from related party) (Note 18 & 5)	$ 60,222	$ 66,088	$ 41,048
EXPENSES:
Voyage expenses (including $511, $829 and $761 respectively, to related party) (Note 11)	1,994	3,038	1,020
Operating lease expense (Note 6)	755	7,054	0
Bareboat charter hire expenses	0	0	6,282
Amortization of prepaid bareboat charter hire	0	0	1,657
Vessel operating expenses (including $187, $247 and $60 respectively, to related party) (Note 11)	21,024	22,786	14,826
Dry-docking costs	356	399	0
Vessel depreciation (Note 4B)	13,174	12,392	6,390
Management fees-related parties (Note 5)	5,627	2,443	7,765
General and administrative expenses (including $2,400, $360 and $360 respectively, to related party)(Note 5)	1,932	1,730	6,997
Other operating loss (Note 15)	4,800	0	0
Loss on sale of vessels (Note 6 and 19)	12,355	0	0
Impairment on vessels (Note 4B)	0	12,310	0
Operating income/(loss)	(1,795)	3,936	(3,889)
OTHER EXPENSES:
Interest and finance costs (including $1,053, $948 and $0 respectively, to related party) (Note 12)	(20,956)	(18,077)	(9,662)
Gain/(Loss) on derivative financial instruments (Note 14)	(814)	1,601	1,821
Interest income	34	133	130
Other, net	0	0	180
Equity gain in unconsolidated joint ventures	713	778	291
Impairment on unconsolidated joint ventures (Note 17)	0	(3,144)	0
Total other expenses, net	(21,023)	(18,709)	(7,240)
Net loss	(22,818)	(14,773)	(11,129)
Less: Deemed dividend for beneficial conversion feature of Series E Shares (Note 16)	(1,067)	(9,339)	0
Less: Deemed dividend equivalents on Series E Shares related to redemption value (Note 16)	(3,099)	(4,227)	0
Less: Series E Shares Dividend (Note 16)	(1,796)	(2,650)	0
Net loss attributable to common shareholders	(28,780)	(30,989)	(11,129)
Common stock holders	(28,780)	(30,989)	(11,134)
Non-controlling interests	$ 0	$ 0	$ 5
Loss per common share, basic and diluted (Note 10) (in dollars per share)	$ (1.22)	$ (264.63)	$ (306.20)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts (Note 14)	$ 0	$ (1,361)	$ 0
Total other comprehensive loss	(28,780)	(32,350)	(11,134)
Common stock holders	(28,780)	(32,350)	(11,134)
Non-controlling interests	$ 0	$ 0	$ 5